SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2025 $ / shares	Feb. 28, 2025 $ / shares	Jan. 30, 2025 Segment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input			$ 10.98	$ 36.00
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Segment					21.72
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					45.00
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					0
Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					106
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input					4.4
Subsequent Measurement [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Value (per share)	$ 0.36	$ 61.20
Investment option term	2 years 7 months 6 days	3 years 7 months 6 days
Number of investment options | shares	389	389
Subsequent Measurement [Member] | Measurement Input, Share Price [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, stock price	$ 64.56	$ 234.00
Investment, exercise price	$ 1,800.00	$ 1,800.00
Subsequent Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input
Subsequent Measurement [Member] | Measurement Input, Option Volatility [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	108.0	94.0
Subsequent Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | HC Wainwright and Co LLC Investment Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Investment, measurement input	4.30	4.0
Subsequent Measurement [Member] | January 2021 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	1 year	2 years
Warrants, number of warrants | shares	203	203
Value (per share)		$ 0.00
Subsequent Measurement [Member] | January 2021 Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	64.56	234.00
Subsequent Measurement [Member] | January 2021 Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	$ 44,550.00	$ 44,550.00
Subsequent Measurement [Member] | January 2021 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | January 2021 Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	90.0	89.0
Subsequent Measurement [Member] | January 2021 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.20	4.20
Subsequent Measurement [Member] | February 2021 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	1 year 1 month 6 days	2 years 1 month 6 days
Warrants, number of warrants | shares	191	191
Value (per share)		$ 0.00
Subsequent Measurement [Member] | February 2021 Warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	64.56	234.00
Subsequent Measurement [Member] | February 2021 Warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	$ 44,100.00	$ 44,100.00
Subsequent Measurement [Member] | February 2021 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February 2021 Warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	90.0	88.0
Subsequent Measurement [Member] | February 2021 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.20	4.20
Subsequent Measurement [Member] | February 2022 warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	2 years 1 month 6 days	3 years 1 month 6 days
Warrants, number of warrants | shares	1,878	1,878
Value (per share)	$ 0.036	$ 14.40
Subsequent Measurement [Member] | February 2022 warrants [Member] | Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	64.56	234.00
Subsequent Measurement [Member] | February 2022 warrants [Member] | Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input	$ 4,950.00	$ 4,950.00
Subsequent Measurement [Member] | February 2022 warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input
Subsequent Measurement [Member] | February 2022 warrants [Member] | Measurement Input, Option Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	106.0	87.0
Subsequent Measurement [Member] | February 2022 warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	4.30	4.00